Rule 497(e)
File Nos.:	002-85378
811-3462

SUPPLEMENT DATED JUNE 11, 2015
TO PROSPECTUS DATED APRIL 30, 2015

Effective June 11, 2015, the Meeder Funds prospectus is amended as follows:

On page 16, Meeder Investment Management, Inc. as Investment Adviser of the Spectrum Fund is deleted and replaced with:

Meeder Asset Management, Inc.

This Supplement and the Prospectus dated April 30, 2015 provide information a prospective investor ought to know before investing. Please keep this supplement for future reference.